Property and Equipment, Net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Lab equipment	$304	$130
Office equipment	313	260
Furniture and fixtures	37	37
Leasehold improvements	6	6
	660	433
Less: accumulated depreciation	(305)	(188)
	$355	$245
Depreciation and amortization expense were less than $0.1 million and $0.1 million for the three months and nine months ended September 30, 2021, respectively. Depreciation and amortization expense were less than $0.1 million and $0.1 million for the three months and nine months ended September 30, 2020, respectively.